Other assets and liabilities F.4.1. Current provisions and other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Deferred revenue	$ 77	$ 85
Customer deposits	14	15
Current legal provisions	36	27
Tax payables	74	68
Customer and MFS distributor cash balances	141	147
Withholding tax on payments to third parties	15	17
Other provisions	3	7
Other current liabilities	113	126
Total	474	$ 492	[1],[2]	$ 379	$ 425
Provision for tax risk not related to income tax	$ 36

[1]	Not restated for the application of IFRS 16 as the Group elected the modified retrospective approach.
[2]	The consolidated statement of financial position at December 31, 2018 has been restated after finalization of the Cable Onda purchase accounting (note A.1.2.).